RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
12.1Related party transactions
The main transactions with related parties refer to:
✈Assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies; (ii) balances of financial investments; and (iii) bank deposits.
✈Liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved, and corporate policies; (ii) advances received on sales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts; (iv) financing for research and product development at market rates for this kind of financing; (v) loans and financing; (vi) export financing; and (vii) warranty customer service.
✈Profit or loss: (i) purchases and sales of aircraft, components and spare parts and development of products for the Defense & Security market; (ii) financial income and expenses from financial investments and expenses from loans and financing; and (iii) supplementary pension plan.
12.2Brazilian Federal Government
The Brazilian Federal Government maintains direct and indirect interest through the ownership of a common share called golden share. As of December 31, 2025, the Brazilian Federal Government held an indirect interest of 5.37% in the Company’s capital through BNDES Participações S.A (“BNDESPAR”), a wholly owned subsidiary of the Banco Nacional do Desenvolvimento Econômico e Social (the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government.
Additionally, on that same date, BNDES held a 4.44% interest in Eve Holding as a result of having acquired 15,463,917 of the new shares issued by that entity (Note 2.3.1(v)).
The Brazilian Federal Government plays a key role in the Company’s business activities, as a:
✈Major customer for Defense & Security products (through the Brazilian Air Force, Brazilian Army, and Brazilian Navy).
✈Source of research and development financing through technology development institutions (Financiadora de Estudos e Projetos - FINEP and BNDES).
✈Export credit agency (through the BNDES), and
✈Source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).
The balances and results with related parties were as follows:

	12.31.2025
	Trade accounts receivable	Other assets*	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities
Águas Azuis Construção Naval SPE Ltda	5.8	21.5	—	0.8	—	—	15.0
Banco do Brasil S.A.	—	140.2	230.4	—	—	—	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	338.3	—	—
Comando da Aeronáutica (Brazilian Air Force)	6.3	—	—	241.9	—	28.3	38.7
Exército Brasileiro (Brazilian Army)	—	—	—	5.1	—	—	19.2
EZ Air Interior Limited	—	25.3	—	—	—	—	—
FINEP	—	—	—	—	17.8	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	126.2	—	—	—	—	—
Marinha do Brasil (Brazilian Navy)	—	—	—	0.2	—	—	17.8
Nidec Aerospace, LLC	0.9	—	—	—	—	—	—
	13.0	313.2	230.4	248.0	356.1	28.3	90.7

	12.31.2024
	Trade accounts receivable	Other assets*	Cash and Cash equivalents	Contract assets	Loans and financing	Other payables	Contract liabilities
Águas Azuis Construção Naval SPE Ltda	4.3	—	—	0.3	—	—	17.9
Banco do Brasil S.A.	—	1.1	511.8	—	—	—	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	—	—	—	463.8	—	—
Comando da Aeronáutica (Brazilian Air Force)	5.7	—	—	251.7	—	15.0	51.0
Exército Brasileiro (Brazilian Army)	0.1	—	—	10.5	—	—	9.0
Ez Air Interior Limited	—	23.8	—	—	—	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	—	153.6	—	—	—	—	—
Marinha do Brasil (Brazilian Navy)	—	—	—	1.0	—	—	5.5
Nidec Aerospace, LLC	1.3	—	—	—	—	—	—
	11.4	178.5	511.8	263.5	463.8	15.0	83.4
(*) As of December 31, 2025, this amount comprises balances presented under financial investments of US$266.4 (2024: US$153.6) and under other assets of US$46.8 (2024: US$24.9).

	12.31.2025		12.31.2024		12.31.2023
	Operating results	Financial results	Operating results	Financial results	Operating results	Financial results
Águas Azuis Construção Naval SPE Ltda	9.8	—	61.3	—	6.6	—
Banco do Brasil S.A.	—	13.9	—	12.1	—	15.0
BNDES	—	(12.1)	—	(34.9)	—	(20.2)
Caixa Econômica Federal	—	—	—	—	—	—
Comando da Aeronáutica	0.9	—	(7.4)	—	8.8	—
Embraer Prev - Soc. Previdência Complementar	(18.2)	—	(16.0)	—	(17.3)	—
Exército Brasileiro	1.5	—	(0.1)	—	0.1	—
Marinha do Brasil	(1.0)	—	(2.6)	—	(1.3)	—
EZ Air Interior Limited	—	—	—	—	—	—
Governo Brasileiro	—	7.9	—	4.4	—	2.6
FINEP	—	(0.5)	—	—	—	(0.1)
Nidec Aerospace, LLC	0.9	—	1.3	—	—	—
	(6.1)	9.2	36.5	(18.4)	(3.1)	(2.7)

12.3Remuneration of key management personnel
The remuneration of key management personnel comprises:

		12.31.2025	12.31.2024	12.31.2023
Short-term benefits		7.8	9.3	8.5
Share based payment	(i)	14.1	9.3	2.7
Total remuneration		21.9	18.6	11.2
(i) The increase observed in December 2025 results from the appreciation of Embraer's shares. As per Note 7, derivative instruments are contracted to protect cash flows from fluctuations in Embraer's share price. The amounts presented in this Note do not include the results obtained with such derivative instruments.